BABSON
STEWART IVORY
INTERNATIONAL
FUND

Annual Report
December 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

At December 31, 1997, the net asset value of shares of Babson-Stewart Ivory International Fund was $17.68, which represents a total return (price change and reinvested distributions) of -4.33% for the previous six months, and 1.75% for the calendar year. Comparisons against the unmanaged Morgan Stanley Capital International (MSCI) EAFE and other indices are as follows:

                                Investment Results - Total Return
                                      Periods Ended 12/31/97
                                Fourth Quarter          Previous Twelve
                                1997                    Months
BSIIF                           -5.21%                   1.75%
MSCI EAFE* Index**              -7.77%                   2.05%
MSCI World Index**              -2.36%                  16.24%
S&P 500 Index**                  2.87%                  33.35%
Lipper International Funds
 (avg. funds 489 and
 426, respectively)             -7.67%                   5.49%
*Europe, Australia, Far East
**unmanaged

The Fund's average annual compounded total returns for five and ten year periods as of December 31, 1997, were 11.95% and 8.99%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

New holdings were established in the following securities over the six month period: L'Oreal (cosmetics) in France, Bayerische Vereinsbank (banking), Fresenius (pharmaceuticals, medical equipment), Mannesmann (telecoms and engineering) and SAP (computer software) in Germany, Credito Italiano (financial services) and Telecom Italia (telecoms) in Italy, Circle K (convenience stores), Fuji Photo (film), Rohm (electronic components), Suzuki (cars, motorcycles) in Japan, Kimberly Clark de Mexico (paper products) in Mexico, Philips (electronics) in the Netherlands, LUKoil (oil) in Russia, Nordbanken Holding (Swedish/Finnish banking) in Sweden, Cattles (consumer loans), Northern Rock (mortgage bank), Scottish & Newcastle (brewing, hotels and leisure), Shell (oil major) and Smiths Industries (instrumentation) in the UK.

Portfolio eliminations included: Quinsa (Argentina), Carrefour and Spir (France), Buderus (Germany), Cheung Kong and New World Development (Hong
Kong), Industrie Natuzzi (Italy), Canon Sales, Denso, Jusco, NGK Spark Plug, NEC, Rinnai and Shimamura (Japan), Cifra (Mexico), Polygram (Netherlands), UIC and United Overseas Land (Singapore), Astra and Ericsson (Sweden) and Adecco (Switzerland).

Economic Overview
The turmoil in Asia has been the main focus in the quarter, casting doubt on other emerging economies and reinforcing the safe haven status of North America and Europe. The crisis has probably reduced the prospect of a rise in U.S. interest rates, and in the event of a slowdown in Asian growth, an influx of cheap Asian imports into Western markets may further help to reduce inflationary pressures. At an industry and company level the effect may be less benign, with the prospect of Asian order cancellations, excess inventories and possible dumping of Asian goods in Western markets.

In Europe, the progress towards monetary union in 1999 continues as a dominant theme. Real GDP growth continues to strengthen, led by consumption and exports, with estimates of around 2.5% for the European union in 1997, compared with 1.6% in 1996. The tightening of interest rates led by the Bundesbank in October may reduce growth in the short term, but further acceleration is expected in 1998, although the much higher 3.5% rate of growth in the UK is expected to slacken. Stock markets continue to be encouraged by corporate activity in anticipation of the opportunities offered by European Monetary Union, and by positive trends in corporate earnings.

The Japanese government's forecast of 1.9% GDP growth in 1998 is widely discounted, with minimal growth expected and with recognition that the economy may already be back in recession. Besides facing stagnant consumption, Japan's economy is more heavily exposed than either the U.S. or Europe to other Asian markets, and faces disruption to its own exports, which has been a recent bright spot. High profile bankruptcies and the announcement of financial industry support measures may indicate that a solution to the banking crisis is in sight, and markets are now looking for a significant stimulative package to lift the economy out of recessions, with pressure being applied on Japan by other G-7 countries to play its part in containing the Asian crisis.

Within Asia the currency and market falls have increased the risks at both the industry and company levels, with the threat of major bankruptcies and debt moratoria if the crisis is not successfully addressed. In consequence of downgraded estimates for Asia and Japan in 1998, economic growth forecasts generally have been reduced from around 3% to below 2.5%. Although further downward adjustment is possible, most observers do not foresee that the Asian crisis will transform an economic slowdown into a full-scale world recession.

Summary and Conclusion

With a bias in favor of the major developed markets, the Fund is reasonably well placed to withstand the traumatic events in Asia during the last quarter. In many cases good quality companies have suffered excessively from the overall market decline, and the present turbulent conditions could present attractive long-term buying opportunities in Asia and elsewhere.

Thank you for your continuing interest in Babson-Stewart Ivory
International Fund.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President



STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

SHARES           COMPANY AND DESCRIPTION                          MARKET VALUE

COMMON STOCKS - 96.43%
ARGENTINA - 0.25%
        17,925   Quilmes
                 (Brewing)                                      $      245,348
AUSTRALIA - 2.06%
        55,000   Brambles
                 (Transport, plant services)                         1,091,518
        47,500   Lend Lease
                 (Real estate)                                         928,744
                                                                     2,020,262
BELGIUM - 1.30%
         2,500   Colruyt
                 (Food retailer)                                     1,276,956
CHILE - 1.88%
        70,000   Andina
                 (Coca-Cola franchisee)                              1,360,625
        42,000   Quinenco
                 (Holding company)                                     483,000
                                                                     1,843,625
DENMARK - 1.90%
        13,000   Novo Nordisk
                 (Pharmaceuticals)                                   1,859,338
FRANCE - 5.33%
         2,500   Comptoirs Modernes
                 (Food retailer)                                     1,279,389
         6,000   Guilbert
                 (Office supplies, paper)                              855,362
         2,500   L' Oreal
                 (Cosmetics)                                           978,234
         5,000   SEB
                 (Electrical appliances)                               697,017
        13,000   Total
                 (Oil major)                                         1,414,804
                                                                     5,224,806
GERMANY - 8.77%
        19,700   Bayerische Vereinsbank
                 (Banking)                                           1,288,913
         6,500   Fresenius
                 (Pharmaceuticals, medical equipment)                1,195,975
         1,680   Linde
                 (Engineering)                                       1,025,398
         2,500   Mannesmann
                 (Telecoms and engineering)                          1,263,237
         3,000   SAP
                 (Computer software)                                   981,406
        40,000   SKW Trostberg
                 (Chemicals)                                         1,269,630
        23,000   Veba
                 (Utility)                                           1,566,191
                                                                     8,590,750
HONG KONG - 7.76%
     3,071,625   CDL Hotels
                 (Regional hotel group)                                931,516
       414,000   Dickson Concepts
                 (Retailing)                                           603,717
     1,700,000   Gold Peak
       340,000 wts. (Batteries)                                        975,377
       356,000   Johnson Electric
                 (Micro-motors)                                      1,024,493
       820,000   Shaw Bros.
                 (T.V. network, film production and distribution)      608,466
     1,300,000   South China Morning Post
                 (Publishing)                                          914,312
       880,000   Swire Pacific
                 (Airline, trading, property)                          891,470
       560,000   V-Tech
                 (Electronic toys)                                   1,651,310
     7,600,661
HUNGARY - 1.60%
        13,500   Gedeon Richter
                 (Pharmaceuticals)                                   1,569,375
IRELAND - 1.08%
       100,000   Kerry Group
                 (Food manufacturer)                                 1,059,413
ITALY - 3.97%
       500,000   Credito Italiano
                 (Financial services)                                1,541,832
        22,800   Luxottica
                 (Eyeglass frames)                                   1,425,000
       200,000   Telecom Italia
                 (Telecoms)                                            923,120
                                                                     3,889,952
JAPAN - 17.00%
        54,000   Bank of Tokyo-Mitsubishi
                 (City bank)                                           744,428
        29,000   Bridgestone
                 (Tires)                                               628,552
        12,200   Circle K
                 (Convenience stores)                                  583,978
        17,000   Fuji Photo
                 (Film)                                                650,992
        19,000   Hirose
                 (Electronic connectors)                               970,590
        16,000   Hoya
                 (Optical/electronic products)                         502,412
         7,700   Keyence
                 (Sensors)                                           1,138,163
        37,300   Kurita Water
                 (Water treatment equipment)                           379,942
        86,000   Mitsubishi Trust
                 (Trust bank)                                          862,832
        10,000   Nichiei
                 (Consumer finance)                                  1,064,563
           166   Nippon Telegraph & Telephone
                 (Telecommunications)                                1,423,910
        36,000   Omron
                 (Industrial controls)                                 562,457
        18,700   Promise
                 (Consumer lending)                                  1,036,900
        69,000   Ricoh
                 (Office automation equipment)                         856,092
         2,000   Rohm
                 (Electronic components)                               203,722
           300   Santen Pharmaceutical
                 (Ophthalmic drugs)                                      3,446
        11,000   Sony
                 (Consumer electronics)                                977,254
        49,000   Sumitomo Electric Industries
                 (Electric wire & cables)                              667,994
       124,000   Suzuki
                 (Cars, motorcycles)                                 1,120,625
        43,000   Takeda
                 (Pharmaceuticals, chemicals)                        1,225,090
        14,000   TDK
                 (Electronic components)                             1,055,066
                                                                    16,659,008
KOREA - 0.84%
        15,248   Samsung Electronics
                 (Semiconductors)                                       87,846
       113,300   SK Telecom
                 (Cellular phone network)                              736,450
                                                                       824,296
MALAYSIA - 0.58%
       400,000   Perlis Plantations
                 (Trading, mining, agriculture)                        565,625
MEXICO - 0.55%
        23,000   Kimberly Clark de Mexico
                 (Paper products)                                      540,500
NETHERLANDS - 6.35%
        45,000   Ahold
                 (Supermarkets)                                      1,174,019
        25,000   ING Group
                 (Financial services)                                1,052,943
        45,000   Nutricia
                 (Processed food)                                    1,364,880
        18,000   Philips
                 (Electronics)                                       1,079,476
        12,000   Wolters Kluwer
                 (Publisher)                                         1,549,972
                                                                     6,221,290
PHILIPPINES - 0.26%
        100,800  Benpres
                 (Infrastructure-related holding company)              252,720
PORTUGAL - 1.07%
        13,200   Jeronimo Martins
        19,800 rts. (Food distributors)                              1,047,107
RUSSIA - 0.78%
         8,300   LUKoil
                 (Oil)                                                 759,450
SINGAPORE - 1.24%
       500,000   Haw Par Brothers
        17,000 wts. (Diversified manufacturing & services)             650,727
       120,000   Robinson
                 (Department store)                                    427,173
       274,000   Trans-Island Bus Services
                 (Bus transport)                                       138,178
                                                                     1,216,078
SPAIN - 1.43%
        20,000   Banco Popular
                 (Banking)                                           1,398,096
SWEDEN - 2.27%
        25,600   Hennes & Mauritz
                 (Retailing)                                         1,128,478
       193,600   Nordbanken Holding
                 (Swedish/Finnish banking)                           1,094,805
                                                                     2,223,283
SWITZERLAND - 6.03%
        13,000   Ciba Specialty
                 (Specialty chemicals)                               1,548,043
         1,000   Novartis
                 (Pharmaceuticals and chemicals)                     1,625,376
         2,500   Phoenix Mecano
                 (Customized electric casings)                       1,240,419
           150   Roche
                 (Pharmaceuticals)                                   1,489,016
                                                                     5,902,854
UNITED KINGDOM - 22.13%
       140,000   Alumasc
                 (Engineering)                                         528,885
        86,000   Argos
                 (Mail order, retail)                                  776,196
       151,000   Bowthorpe
                 (Electronics components, instruments)                 930,066
       108,000   British Sky Broadcasting
                 (Satellite TV broadcasting)                           808,898
       125,000   Cattles
                 (Consumer loans)                                      831,516
       122,000   Electrocomponents
                 (Electronics)                                         907,744
        82,000   Granada
                 (Hotels, leisure)                                   1,252,571
        96,000   Hays
                 (Business services)                                 1,278,044
       129,000   Lloyds TSB
                 (Banking)                                           1,678,237
       136,000   Marks & Spencer
                 (Retail)                                            1,344,949
       442,000   Morrison Supermarkets
                 (Supermarkets)                                      1,669,766
       120,000   Northern Rock
                 (Mortgage bank)                                     1,176,687
       136,000   Reed International
                 (Publishing)                                        1,295,604
       112,000   Scottish & Newcastle
                 (Brewing, hotels and leisure)                       1,371,422
       162,000   Shell
                 (Oil major)                                         1,136,183
       148,774   SmithKline Beecham
                 (Pharmaceuticals)                                   1,533,367
        57,000   Smiths Industries
                 (Instrumentation)                                     793,919
        83,000   Spirax-Sarco Engineering
                 (Steam controls)                                      779,793
       220,000   Vodafone
                 (Cellular telephone network)                        1,589,940
                                                                    21,683,787
TOTAL COMMON STOCKS - 96.43%                                        94,474,580

Short-Term Investments - 4.52%                                       4,430,891

TOTAL INVESTMENTS - 100.95%                                     $   98,905,471

Other assets less liabilities - (0.95%)                              (930,821)

TOTAL NET ASSETS - 100.00%
	(equivalent to $17.68 per share;
        10,000,000 shares of $1.00 par value
        capital shares authorized;
        5,541,459 shares outstanding)                           $   97,974,650

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1997 (unaudited)

ASSETS:
  Investments, at market value (identified cost $82,958,305)    $   98,905,471
  Cash                                                               (944,619)
  Dividends receivable                                                  57,682
  Interest receivable                                                      489
  Foreign tax receivable                                                71,667
    Total assets                                                    98,090,690
LIABILITIES AND NET ASSETS:
  Accrued expenses                                                     106,516
  Foreign tax withholding liability                                      9,524
    Total liabilities                                                  116,040

NET ASSETS                                                      $   97,974,650

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   83,220,734
  Accumulated undistributed income (loss):
    Undistributed net investment income                               (83,250)
    Accumulated net realized loss from investments and
     foreign currency transactions                                 (1,107,141)
  Net unrealized appreciation on investments and translation
   of assets and liabilities in foreign currencies                  15,944,307
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   97,974,650

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                        5,541,459

NET ASSET VALUE PER SHARE                                       $        17.68

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends (net of foreign taxes withheld)                   $      556,818
    Interest                                                            75,489
    Foreign exchange loss                                            (109,571)
                                                                       522,736
  Expenses:
    Management fees (Note 3)                                           496,152
    Custodian fees                                                     117,130
    Registration fees                                                     -
                                                                       613,282
      Net investment income loss                                      (90,546)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY (Note 1):
  Net realized gain (loss) from:
    Investment transactions                                          5,757,123
    Foreign currency transactions                                  (1,851,989)
  Net increase (decrease) in unrealized appreciation on:
    Investments                                                    (8,521,259)
    Translation of assets and liabilities in foreign currencies          1,807
      Net loss on investments and foreign currency                 (4,614,318)
      Decrease in net assets resulting from operations          $  (4,704,864)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                SIX MONTHS
                                                                ENDED                   YEAR ENDED
                                                                DECEMBER 31, 1997       JUNE 30,
                                                                (UNAUDITED)             1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $     (90,546)       $      425,516
  Net realized gain from investments and
   foreign currency transactions                                     3,905,134            1,705,229
  Net increase (decrease) in unrealized appreciation
   on investments and translation of assets and
    liabilities in foreign currencies                              (8,519,452)            7,320,962
    Net increase (decrease) in net assets resulting
     from operations                                               (4,704,864)            9,451,707

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                              (133,766)            (284,454)
  Net realized gain from investment transactions                   (5,120,557)          (1,107,773)
    Total distributions to shareholders                            (5,254,323)          (1,392,227)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 894,376 and 2,901,266 shares sold                   17,042,733           52,703,314
  Net asset value of 253,233 and 67,664 shares issued for
   reinvestment of distributions                                     4,426,516            1,250,169
                                                                    21,469,249           53,953,483
  Cost of 1,269,995 and 1,753,176 shares redeemed                 (24,167,773)         (31,634,433)
    Net increase (decrease) from capital share transactions        (2,698,524)           22,319,050
      Total increase (decrease) in net assets                     (12,657,711)           30,378,530

NET ASSETS:
  Beginning of period                                              110,632,361           80,253,831
  End of period (including undistributed net
   investment income of ($83,250) and
    $141,062, respectively)                                     $   97,974,650       $  110,632,361

*Distributions to shareholders:
  Income dividends per share                                    $         .025       $         .050
  Capital gains distribution per share                          $         .957       $         .230

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks are valued at the latest sales price or mean between the bid and asked price on the last business day of the period as reported by the principal securities exchange on which traded or, if no sale was reported on that date, at the mean between the latest reported bid and asked prices. Common stocks traded over-the-counter are valued at the mean between the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates. Distributions to shareholders are recorded on the exdividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

The investments of the Fund are subject to the risk of restrictions imposed by foreign governments and to political or economic uncertainties.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Foreign Currency Translation - All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the exchange rate last quoted by a major bank in London on the last business day of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired. Income is translated at the rate of exchange on the ex-dividend date. The resulting transaction exchange gain or loss has been included in the results of operations with the type of transaction giving rise to the gain or loss.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions (exclusive of short-term investments and currency transactions) during the period ended December 31, 1997, were as follows:

        Purchases               $  24,562,994
        Proceeds from sales        31,256,814

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies (including State and Federal registration fees), dues, interest, brokerage commissions, fees for pricing services, custodian fees and any extraordinary costs, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of 95/100 of 1% (0.95%).

A partnership formed by David L. Babson & Co. Inc. and Stewart Ivory & Company, Ltd. is the investment counsel of the Fund. The investment counsel of the Fund is compensated by Jones & Babson, Inc. at an annual rate of 475/1000 of 1% (0.475%) of the average daily total net assets of the Fund.

Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., David L. Babson & Co. Inc. and/or Stewart Ivory & Company, Ltd.

This report has been prepared for the information of the Shareholders of Babson-Stewart Ivory International Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

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